DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 16,700,896	$ 12,433,865	$ 15,449,955
Purchases	201,215,421	291,751,438	326,382,064
Operating expenses	360,988,524	332,588,254	321,890,982
Inventories at the end of the year	(3,664,704)	(16,700,896)	(12,433,865)
Total	$ 575,240,137	$ 620,072,661	$ 651,289,136